Business Segment Information (Information On Operations By Segment) (Parenthetical) (Details) $ in Millions	12 Months Ended
Aug. 31, 2021 CAD ($)
Business Segment Information [Abstract]
Current tax recovery from revision to liabilities for uncertain tax positions	$ 125